Note 14 - Net Earnings Per Common Share - Reconciliation of the Denominator Used to Calculate Earnings Per Common Share (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Shares issued and outstanding at beginning of period (in shares)		35,916,383	35,842,611
Issued during the period (in shares)	111,904	203,725
Repurchased during the period (in shares)	(76,076)	(137,596)
Weighted average number of shares used in computing basic earnings per share (in shares)	35,952,211	35,908,740
Assumed exercise of stock options, net of shares assumed acquired under the Treasury Stock Method (in shares)	619,089	650,536
Number of shares used in computing diluted earnings per share (in shares)	36,571,300	36,559,276